CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
NET SALES	$ 0	$ 0	$ 0	$ 0
COST AND EXPENSES:
Selling, general and administrative	1,233,640	204,013	1,579,527	470,020
Depreciation and amortization	922	181,700	1,788	363,460
Research & development	21,455	14,155	47,690	43,211
Total Costs and Expenses	1,256,017	399,868	1,629,005	876,691
NET OPERATING LOSS	(1,256,017)	(399,868)	(1,629,005)	(876,691)
OTHER INCOME (EXPENSE)
Income (loss) on foreign exchange	20,028	(22,069)	62,524	(42,294)
Interest expense	(64,411)	(3,811)	(121,680)	(3,811)
Amortization - debt discount	(141,434)	(432)	(220,730)	(342,029)
Total Other Income (Expense)	(185,817)	(26,312)	(279,886)	(388,134)
LOSS BEFORE INCOME TAXES	(1,441,834)	(426,180)	(1,908,891)	(1,264,825)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (1,441,834)	$ (426,180)	$ (1,908,891)	$ (1,264,825)
NET LOSS PER COMMON SHARE (BASIC AND DILUTED)	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	168,414,627	153,328,320	166,717,569	143,095,113